Subsequent Events (Details) (USD $)	0 Months Ended		9 Months Ended	12 Months Ended	1 Months Ended
	Mar. 19, 2014 Promissory_Note	Dec. 07, 2009	Sep. 30, 2014	Dec. 31, 2013 Promissory_Note	Oct. 31, 2014	Jun. 05, 2012
Subsequent Event [Line Items]
Number of promissory notes	2			2
Sale of common stock, net of issuance costs of $39,000, shares		500,002
Sale of common stock, net of issuance costs of $39,000			$ 5,433,037	$ 1,000,000
Line of Credit Promissory Note [Member] | Morry Rubin [Member]
Subsequent Event [Line Items]
Promissory notes, face amount	500,000					200,000
Line of Credit Promissory Note [Member] | Major Shareholder [Member]
Subsequent Event [Line Items]
Promissory notes, face amount	500,000					200,000
Line of Credit Promissory Note [Member] | Morry Rubin and Major Shareholders [Member]
Subsequent Event [Line Items]
Promissory notes, face amount	1,000,000					400,000
Interest rate of promissory note	10.00%					15.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of common stock, net of issuance costs of $39,000, shares					245,456
Sale of common stock, net of issuance costs of $39,000					135,000
Subsequent Event [Member] | Line of Credit Promissory Note [Member] | Morry Rubin [Member]
Subsequent Event [Line Items]
Promissory notes, face amount	500,000
Subsequent Event [Member] | Line of Credit Promissory Note [Member] | Major Shareholder [Member]
Subsequent Event [Line Items]
Promissory notes, face amount	500,000
Subsequent Event [Member] | Line of Credit Promissory Note [Member] | Morry Rubin and Major Shareholders [Member]
Subsequent Event [Line Items]
Promissory notes, face amount	1,000,000
Interest rate of promissory note	10.00%